BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Temporary Equity, Shares Outstanding	18,582,720
Class A Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	300,000,000
Common shares, shares issued	4,417,280
Common shares, shares outstanding	4,417,280
Temporary equity, par value | $ / shares	$ 10.10
Temporary Equity, Shares Outstanding	18,582,720
Class A ordinary shares subject to redemption
Temporary equity, shares issued	18,582,720
Temporary Equity, Shares Outstanding	18,582,720
Class B ordinary shares
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	30,000,000
Common shares, shares issued	5,750,000
Common shares, shares outstanding	5,750,000